Investment Strategy	May 27, 2026
Zacks Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide current income as well as long-term capital appreciation. The Fund generally will invest at least 80% of its total assets plus borrowings in securities that the Advisor considers to be income-producing. The Advisor considers securities that have paid interest or dividends at any time within the prior twelve months as being “income-producing” securities. The Advisor seeks to identify companies with potentially high income by using a proprietary strategy that evaluates stocks on multiple factors, including dividend yield and risk adjusted return. While the Fund may invest in companies of any market capitalization, it will generally focus on companies with large capitalizations ($10 billion or higher at the time of purchase). The Fund intends to concentrate its investments (invests more than 25% of its net assets) in the financial services sector. In addition, the Fund may also include American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), Canadian royalty trusts and foreign stocks.

The Advisor employs a bottom-up investment approach to buying and selling investments for the Fund. The Advisor selects investments primarily based on quantitative analysis of an individual issuer and its potential for capital appreciation and dividend income. The Advisor uses a quantitative model that analyzes an issuer’s dividend yield, earnings, cash flows, competitive position, and management ability. The primary aim of this quantitative model is to systematically evaluate an issuer’s valuation, price and earnings momentum and earnings quality. In addition to considering a company’s financial condition the Advisor also considers other factors such as general market, economic, political, and regulatory conditions.

The portfolio is generally rebalanced on a monthly basis using the analysis described above. However, the Advisor may rebalance the Fund’s portfolio more or less frequently due to things like corporate actions, such as mergers and acquisitions, and spin-offs or in reaction to market events, earnings reports, and other specific or global events.

Zacks Preferred Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities. The Advisor defines a preferred security to be a class of securities that pays a specified dividend that must be paid before any dividends can be paid to common stockholders and takes precedence over common stock in the event of a company’s liquidation. Examples of preferred securities include preferred stock, certain depositary receipts, and various types of junior subordinated debt (such debt generally includes the contractual ability to defer payment of interest without accelerating an immediate default event). Preferred securities generally pay fixed and floating rate distributions and are junior to all forms of the company’s senior debt but may have “preference” over common stock in the payment of distributions and the liquidation of a company’s assets. The Fund may invest its assets in below-investment-grade preferred securities (sometimes called “high yield” or “junk”), which are rated at the time of purchase Ba1 or lower by Moody’s Investor Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Rathings (“S&P”). The Advisor’s portfolio team selecting such investments will determine the security’s quality based on the securities rating average. The Fund intends to concentrate its investments (invests more than 25% of its net assets) in the financial services sector. The Fund may also invest in real estate investment trusts (“REITs”).

The Advisor constructs the Fund’s portfolio using both quantitative and qualitative analysis. During the initial quantitative analysis the Advisor looks to eliminate convertible preferred securities, securities that are not covered by rating agencies, and have low liquidity. The Advisor utilizes a quantitative model focused on four factors: Agreement (percentage of earnings estimate revisions that are revised upward), Magnitude (size of the earnings estimate revisions), Upside (where the most accurate or recent earnings estimates are coming in relative to the consensus) and Surprise (the magnitude and frequency of earnings surprises). Earnings surprises are a concept created by the Advisor’s affiliate, Zacks Investment Research, and are defined as the difference between reported earnings per share and consensus or average earnings estimates from sell-side analysts. Consensus estimates refer to the average forecasts of a group of sell-side analysts as to what a company is expected to earn or lose in a given period of time (quarterly or annually). The data for the quantitative analysis is provided by Zacks Investment Research. Once the fundamental strength and outlook of each security is assessed, a qualitative review occurs. The seniority of the preferred security, current CDS spread, ability to meet qualified dividends, and yield being offered determines the securities considered for the portfolio. The result is a portfolio consisting of high-quality preferred securities offering high levels of tax-advantaged income. See the “Preferred Stock Risk” risk factor below for specific risks associated with investments in preferred stocks.

The portfolio is generally rebalanced on a monthly basis using the analysis described above. However, the Advisor may rebalance the Fund’s portfolio more or less frequently due to things like corporate actions, such as mergers and acquisitions, and spin-offs.